8 Trade receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
TradeReceivablesLineItems [Line Items]
Trade receivables, current	R$ 182	R$ 491
Credit card companies [member]
TradeReceivablesLineItems [Line Items]
Trade receivables, net	62	17
Credit card companies with related parties [member]
TradeReceivablesLineItems [Line Items]
Trade receivables, net	17	10
Sales ticket and others [member]
TradeReceivablesLineItems [Line Items]
Trade receivables, net	77	383
Trade receivables with related parties [member]
TradeReceivablesLineItems [Line Items]
Trade receivables, net	10	21
Trade receivables with suppliers/slips [member]
TradeReceivablesLineItems [Line Items]
Trade receivables, net	20	92
Allowance for doubtful accounts [member]
TradeReceivablesLineItems [Line Items]
Trade receivables, net	R$ (4)	R$ (32)